SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies Details 2Abstract
Shares underlying options outstanding	$ 47,885,000	$ 47,850,000	$ 47,885,000	$ 47,885,000
Shares underlying warrants outstanding	1,275,000	2,430,000	2,430,000	2,630,000
Shares underlying convertible notes outstanding	187,500,000	305,433,186	131,250,000	199,706,315
Total	236,660,000	355,713,186	181,565,000	250,186,315